Commitments and contingencies - Open tax procedures - ll (Details) - Dec. 04, 2020	PEN (S/)	USD ($)
SUNAT. | Year 2010 [Member]
Disclosure of Commitments and contingencies [Line Items]
Collection of debt forced amount	S/ 1,800,000	$ 536,000